SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amortization period of Land Use Rights	50 years
Plant and machinery
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life measured as period of time, property, plant and equipment	10 years
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life measured as period of time, property, plant and equipment	10 years
Office Equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life measured as period of time, property, plant and equipment	5 years
Buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life measured as period of time, property, plant and equipment	40 years